FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2004
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
      DATED NOVEMBER 30, 2003, AS AMENDED AND RESTATED ON JANUARY 16, 2004



Fund                                              Select  Preferred  Trust   Institutional   Advisor   Class A  Class B  Class C
---------------------------------------------------------------------------------------------------------------------------------

Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                                                       X               X          X        X        X

Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                                         X               X          X        X        X

Fifth Third Quality Growth Fund
("Quality Growth Fund")                                                         X               X          X        X        X

Fifth Third Large Cap Core Fund
("Large Cap Core Fund")                                                         X                          X        X        X

Fifth Third Equity Index Fund
("Equity Index Fund")                                X        X        X        X               X          X        X        X

Fifth Third Balanced Fund
("Balanced Fund")                                                               X               X          X        X        X

Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                                        X*              X*         X*       X*       X*

Fifth Third Small Cap Value Fund
("Small Cap Value Fund")                                                        X               X          X        X        X

Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                                        X               X          X        X        X

Fifth Third Disciplined Large Cap Value
Fund ("Disciplined Large Cap Value Fund")                                       X                          X        X        X

Fifth Third LifeModel Aggressive FundSM
("LifeModel Aggressive FundSM")                                                 X               X**        X        X        X

Fifth Third LifeModel Moderately Aggressive
FundSM ("LifeModel Moderately Aggressive FundSM")                               X               X**        X        X        X

Fifth Third LifeModel Moderate FundSM
("LifeModel Moderate FundSM")                                                   X               X**        X        X        X

Fifth Third LifeModel Moderately
Conservative FundSM ("LifeModel
Moderately Conservative FundSM")                                                X               X**        X        X        X

Fifth Third LifeModel Conservative FundSM
("LifeModel Conservative FundSM")                                               X               X**        X        X        X

Fifth Third Strategic Income Fund
("Strategic Income Fund")                                                       X               X          X        X        X

Fifth Third Select Stock Fund
("Select Stock Fund")                                                           X                         X        X         X

Fifth Third Technology Fund
("Technology Fund")                                                             X               X         X        X         X

Fifth Third International Equity Fund
("International Equity Fund")                                                   X               X         X        X         X



Fund                                              Select  Preferred  Trust   Institutional   Advisor   Class A  Class B  Class C
---------------------------------------------------------------------------------------------------------------------------------

Fifth Third Bond Fund
("Bond Fund")                                                                   X               X        X        X        X

Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                                                      X                        X        X***     X

Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                                        X                        X        X**      X

Fifth Third U.S. Government Bond Fund
("Government Bond Fund")                                                        X                        X                 X

Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                                         X               X        X        X        X

Fifth Third Intermediate Municipal Bond
Fund ("Intermediate Municipal Bond Fund")                                       X                        X        X***     X

Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                                                    X                        X        X        X

Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                                                X                        X        X        X

Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                                                     X               X        X        X        X

Fifth Third Government Money Market Fund
("Government Money Market Fund")                                                X                        X

Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market Fund")                                   X                        X

Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                      X        X        X        X                        X

Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")                  X        X        X        X

Fifth Third Institutional Government Money
Market Fund ("Institutional Government
Money Market Fund")                                  X        X        X        X

Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")                  X        X        X        X

Fifth Third Ohio Tax Exempt Money Market
Fund ("Ohio Tax Exempt Money Market Fund")                                      X**


* These shares currently are not available to the public, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries.

**   These shares currently are not available to the public.

*** Effective January 30, 2004, Class B shares were closed for purchases to all investors with no exceptions, as indicated in the current supplement to the prospectuses offering shares of the Fifth Third Intermediate Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund.

  SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
         INFORMATION AND APPLICABLE PROSPECTUSES FOR FUTURE REFERENCE.

                                       2